Consolidated Statements of Changes In Redeemable Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	Previously Reported [Member]	Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A-2A Redeemable Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-2A Redeemable Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series A-2 Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series A-2 Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Retrospective Application of Reverse Recapitalization [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Previously Reported [Member]	Additional Paid-In Capital [Member] Retrospective Application of Reverse Recapitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning balance, value at Dec. 31, 2019	$ 7,694,433	$ (2,305,566)	$ 9,999,999	$ 9,999,999	$ (9,999,999)	$ 662	$ (662)	$ 253	$ (253)	$ 404	$ (404)	$ 124	$ (124)	$ 2,465	$ 3,522	$ (1,057)	$ 39,794,161	$ 29,791,662	$ 10,002,499	$ (32,102,193)	$ (32,102,193)
Beginning balance, shares at Dec. 31, 2019				3,333,333	(3,333,333)	6,615,000	(6,615,000)	2,525,800	(2,525,800)	4,039,963	(4,039,963)	1,236,786	(1,236,786)	24,645,551	35,216,000	(10,570,449)
Stock Issued During Period, Value, New Issues	9,900,206													$ 133			9,900,073
Stock Issued During Period, Shares, New Issues														1,327,855
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net	1,295,423																1,295,423
Net Income (Loss) Attributable to Parent	20,117,773																			20,117,773
Ending balance, value at Dec. 31, 2020	39,007,835													$ 2,598			50,989,657			(11,984,420)
Ending balance, shares at Dec. 31, 2020														25,973,406
Effect of Business Combination and recapitalization, net of redemptions and issuance costs	7,603,834													$ 701			7,603,133
Effect of Business Combination and recapitalization, net of redemptions and issuance costs, shares														7,009,436
Issuance of restricted stock, subject to forfeiture	1,049													$ 1,049			0
Issuance of restricted stock, subject to forfeiture, shares														10,491,937
Forward Share Purchase Agreement, partial settlement	6,760,294																6,760,294
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net	2,314,682																2,314,682
Issuance of common for exercise of stock options	6,750													$ 1			6,749
Issuance of common stock for exercise of stock options, shares														12,500
Net Income (Loss) Attributable to Parent	(17,144,531)																			(17,144,531)
Ending balance, value at Dec. 31, 2021	$ 38,549,913													$ 4,349			$ 67,674,515			$ (29,128,951)
Ending balance, shares at Dec. 31, 2021														43,487,279